Shareholders’ Equity - Open Market Sales Agreement (Details) $ / shares in Units, $ in Millions	Sep. 30, 2020 $ / shares	Sep. 18, 2020 USD ($)	Dec. 31, 2019 $ / shares
Class of Stock
Commission, percentage of gross sales price		0.030
Ordinary Shares
Class of Stock
Stock par value (usd/gbp per share) | $ / shares	$ 0.000042		$ 0.000042
Sale of Stock, Authorized Amount | $		$ 100